                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /  /  (a)

     or fiscal year ending:           12/31/02 (b)


Is this a transition report?: (Y/N)   N
                                     ---

Is this an amendment to a previous filing? (Y/N)   N
                                                  ---

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: The United States Life Insurance Company in the City of New York Separate Account USL VL-R

   B. File Number:      811-09359

   C. Telephone Number: (713) 831-3504

2. A. Street:           Post Office Box 1591

   B. City: Houston     C. State: TX     D. Zip Code: 77251     Zip Ext: 1591

   E. Foreign Country:               Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)      N

4. Is this the last filing on this form by Registrant? (Y/N)       N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)
   [If answer is "Y" (Yes) complete only items 111 through 132.]   Y

7. A. Is Registrant a series or multiple portfolio company? (Y/N)
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant
      have at the end of the period                                _____

                                       01

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For period ending 12/31/02                           If filing more than one
                  --------                             Page 47, "X" box: [_]

File number 811-09359
                -----


UNIT INVESTMENT TRUSTS

111.  A.  [_] Depositor Name: __________________________________________________

      B.  [_] File Number (If any):_____________________________________________

      C.  [_] City: _______________  State: ___  Zip Code: ______ Zip Ext.: ____

          [_] Foreign Country: __________________ Foreign Postal Code: _________

111.  A.  [_] Depositor Name: __________________________________________________

      B.  [_] File Number (If any):_____________________________________________

      C.  [_] City: _______________  State: ___  Zip Code: ______ Zip Ext.: ____

          [_] Foreign Country: _________________ Foreign Postal Code:___________

112.  A.  [_] Sponsor Name:_____________________________________________________

      B.  [_] File Number (If any):_____________________________________________

      C.  [_] City: _______________  State: ___  Zip Code: ______ Zip Ext.:_____

          [_] Foreign Country: ________________ Foreign Postal Code:____________

112.  A.  [_] Sponsor Name:_____________________________________________________

      B.  [_] File Number (If any): ____________________________________________

      C.  [_] City: _______________  State: ___  Zip Code: _____  Zip Ext.:_____

          [_] Foreign Country: ________________  Foreign Postal Code:___________

                                       47

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For period ending 12/31/02                           If filing more than one
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File number 811-09359
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113. A. [_] Trustee Name: ______________________________________________________

     B. [_] City: _______________  State: ___  Zip Code: ______ Zip Ext.: ______

        [_] Foreign Country: _______________  Foreign Postal Code:______________

113. A. [_] Trustee Name: ______________________________________________________

     B. [_] City: _______________  State: ___  Zip Code: ______ Zip Ext.: ______

        [_] Foreign Country: ________________ Foreign Postal Code:______________

114. A. [_] Principal Underwriter Name:  _______________________________________

     B. [_] File Number: ________

     C. [_] City: _______________  State: ___  Zip Code: ______ Zip Ext.: ______

        [_] Foreign Country: _________________ Foreign Postal Code:_____________

114. A. [_] Principal Underwriter Name:  _______________________________________

     B. [_] File Number: ________

     C. [_] City: _______________  State: ___  Zip Code: ______ Zip Ext.: ______

        [_] Foreign Country: ________________ Foreign Postal Code:______________

115. A. [_] Independent Public Accountant Name:_________________________________

     B. [_] City: _______________  State: ___  Zip Code: ______ Zip Ext.: ______

        [_] Foreign Country: _________________ Foreign Postal Code:_____________

115. A. [_] Independent Public Accountant Name:_________________________________

     B. [_] City: _______________  State: ___  Zip Code: ______ Zip Ext.: ______

        [_] Foreign Country: ________________ Foreign Postal Code:______________

                                       48

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For period ending 12/31/02                             If filing more than one
                  --------                            Page 49, "X" box: [_]

File number 811-09359
                -----

116. Family of investment companies information:

     A.  [_] Is Registrant part of a family of investment companies? (Y/N)

                                                                           _____
                                                                            Y/N
     B.  [_] Identify the family in 10 letters ____________

              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [_] Is Registrant a separate account of an insurance company? (Y/N)
                                                                           _____
                                                                            Y/N

     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [_] Variable annuity contracts? (Y/N)
                                                                           _____
                                                                            Y/N

     C.  [_] Scheduled premium variable life contracts? (Y/N)
                                                                           _____
                                                                            Y/N

     D.  [_] Flexible premium variable life contracts? (Y/N)
                                                                           _____
                                                                            Y/N

     E.  [_] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)
                                                                           _____
                                                                            Y/N

118: [_] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933      44
                                                                           -----

119. [_] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

                                                                           _____

120. [_] State the total value of the portfolio securities on the date of deposit for the new series included in item 119($000's omitted) $_____

121. [_] State the number of series for which a current prospectus was in
         existence at the end of the period                                   44
                                                                           -----

122. [_] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                                       35
                                                                           -----
                                       49

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For period ending 12/31/02                             If filing more than one
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File number 811-09359
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123. [_] State the total value of the additional units
         considered in answering item 122 ($000's omitted)              $    603
                                                                         -------
124. [_] State the total value of units of prior series
         that were placed in the portfolios of subsequent
         series during the current period (the value of
         these units is to be measured on the date they were
         placed in the subsequent series)($000's omitted)               $_______

125. [_] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal
         underwriter during the current period solely from the
         sale of units of all series of Registrant ($000's
         omitted)                                                       $     15
                                                                         -------

126. [_] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales
         loads, if any, collected on units of a prior series
         placed in the portfolio of a subsequent series.)
         ($000's omitted)                                               $_______

127. [_] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                     Number of   Total Assets     Total Income
                                                       Series      ($000's        Distributions
                                                     Investing     omitted)      ($000's omitted)
                                                    -----------  ------------    --------------
A.   U.S. Treasury direct issue                                 $               $
                                                       -----       ----------      ------------
B.   U.S. Government agency                                     $               $
                                                       -----       ----------      ------------
C.   State and municipal tax-free                               $               $
                                                       -----       ----------      ------------
D.   Public utility debt                                        $               $
                                                       -----       ----------      ------------
E.   Brokers or dealers debt or debt
     of brokers' or dealers' parent                             $               $
                                                       -----       ----------      ------------
F.   All other corporate intermed.
     & long-term debt                                           $               $
                                                       -----       ----------      ------------
G.   All other corporate short-term debt                        $               $
                                                       -----       ----------      ------------
H.   Equity securities of brokers or dealers
     or parents of brokers or dealers                           $               $
                                                       -----       ----------      ------------

I.    Investment company equity securities             $               $
                                            -----        -----------     -----------
J.    All other equity securities             44       $       1,651   $
                                            -----        -----------     -----------
K.    Other securities                                 $               $
                                            -----        -----------     -----------
L.    Total assets of all series of
      registrant                              44       $       1,651   $
                                            -----        -----------     -----------

                                       50

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For period ending 12/31/02                               If filing more than one
                  --------                              Page 51, "X" box: [_]

File number 811-09359
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128. [_] Is the timely payment of principal and interest on any of the portfolio securities held by any of
         Registrant's series at the end of the current period
         insured or guaranteed by an entity other than the
         issuer?(Y/N)
                                                                          _____
                                                                           Y/N

         [If answer is "N"(No), go to item 131.]

129. [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
         or interest at the end of the current period?(Y/N)               _____
                                                                           Y/N

         [If answer is "N" (No), go to item 131.]

130. [_] In computations of NAV or offering price per unit,
         is any part of the value attributed to instruments
         identified in item 129 derived from insurance or
         guarantees?(Y/N)
                                                                          _____
                                                                           Y/N

131. [_] Total expenses incurred by all series of Registrant
         during the current reporting period ($000's omitted)            $   27
                                                                          -----

132. [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-____        811-____        811-____      811-____       811-____

     811-____        811-____        811-____      811-____       811-____

     811-____        811-____        811-____      811-____       811-____

     811-____        811-____        811-____      811-____       811-____

     811-____        811-____        811-____      811-____       811-____

     811-____        811-____        811-____      811-____       811-____

     811-____        811-____        811-____      811-____       811-____

     811-____        811-____        811-____      811-____       811-____


                                       51

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                                   SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 25th day of February, 2003.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK COMPANY SEPARATE ACCOUNT USL VL-R
        (Name of Registrant)

BY:  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                         (Name of Depositor)

By:  /s/ ROBERT F. HERBERT, JR.         Witness:  /s/ Lauren W. Jones
    ---------------------------------            -------------------------------
      Robert F. Herbert, Jr.                       Lauren W. Jones
      Senior Vice President                        Assistant Secretary
      The United States Life                       The United States Life
           Insurance Company in                         Insurance Company in
           the City of New York                         the City of New York